Lease (Supplemental Balance Sheet Information Related to Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
LEASE [Abstract]
Operating lease right-of-use assets	$ 5,207	$ 4,998
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Liabilities:
Current lease liabilities	$ 1,999	$ 1,107
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other Liabilities, Current	Other Liabilities, Current
Non-current lease liabilities	$ 3,142	$ 3,855
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Non-current lease liabilities	Non-current lease liabilities
Total operating lease liabilities	$ 5,141	$ 4,962
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Liabilities	Liabilities	Liabilities